Business Acquisition (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarises the consideration paid for SEPCO Group and fair value of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in SEPCO Group.

At May 30, 2011	In millions
Consideration
Cash	Rs.	2,806
Fair value of Company’s previously held interest prior to business combination		11,821

	Rs.	14,627

Recognized Amount of Identifiable Assets Acquired and Liabilities Assumed
Recognized amount of identifiable assets acquired and liabilities assumed
	In millions
Cash and cash equivalents	Rs.	758
Accounts Receivable		2,882
Prepaid and other assets		826
Property, plant and equipment		23,862
Identifiable intangible assets		3,188
Deferred tax assets (net)		5,252
Account payable and other liabilities		(9,190)
Borrowings		(33,968)

Total identifiable net liabilities		(6,390)

Non-controlling interest		(1,146)
Goodwill		22,163

	Rs.	14,627

Supplemental Unaudited Pro-forma Results of Operations

The following table presents unaudited supplemental pro-forma results of operations for fiscals 2011 and 2012 giving effect to the acquisition relating to SEPCO Group, as if it had occurred on April 1, 2010:

	As of March 31,
	2011		2012
	(unaudited)
	(In millions)
Revenues from telecommunication services	Rs.	126,607	Rs.	142,177
Net loss		(14,101)		(13,002)